Nature of business and organization (Details Narrative)		1 Months Ended					12 Months Ended
	Nov. 15, 2021 $ / shares shares	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 $ / shares shares	Apr. 29, 2022 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2023	Mar. 31, 2023 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash | $							$ 145,257	$ 101,719		$ 277,836	$ 194,590
Interest rate							7.00%
common stock shares outstanding							17,709,718	17,547,118		17,679,618	17,145,000
Total consideration					$ 1,500,000	¥ 10,500,000
Deposits												$ 465,460	¥ 160,000
Due to related party								$ 324,337			$ 188,202	$ 1,082,000	¥ 7,340,000
Number of shares sold	130,000		20,000	100,000
Share price | $ / shares	$ 2.00		$ 4.00	$ 4.00
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate									7.00%
Payment made in cash | ¥		¥ 1,000,000
Cash | ¥		¥ 4,000,000
Interest rate		7.00%
Zhong Yuan Investment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of holding								100.00%
Number of shares exchanged								161,500,000
common stock shares outstanding											170,000,000
Percentage of shares Outstanding								95.00%
China Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of holding								100.00%
BF Beijing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration | $								$ 1,351,500
BF Beijing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of holding							51.00%
Interest rate		100.00%
Mr Yu Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration | ¥		¥ 5,000,000